Property And Equipment, Net - Summary Of Property And Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 17,900	$ 13,691	$ 3,602
Less: accumulated depreciation	(2,342)	(1,703)	(591)
Net Property and Equipment	15,558	11,988	3,011
Computer equipment and acquired computer software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	558	364	253
Machinery, equipment, furniture, and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,717	2,974	1,838
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	810	736	535
Quantum computing systems [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 12,815	$ 9,617	$ 976